PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(4)   PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31,
	2013	2014
	RMB	RMB
Income tax receivable	—	429,642
Deferred income tax assets (note 10)	7,524,161	8,429,138
Advances to employees	1,022,036	1,134,415
Other current assets	5,079,466	5,099,479
Total prepaid expenses and other current assets	13,625,663	15,092,674